Segment information and revenue analysis	6 Months Ended
Jun. 30, 2023
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 14 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

Disaggregated information of revenues by business lines are as follows*:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Standard cloud-based services	$754,323	$1,243,483
Business process outsourcing services	938,137	1,046,074
Business integration services	398,285	278,434
Other revenues	174,680	11,758
Total revenues	$2,265,425	$2,579,749

*	All of revenues were derived from discontinued operations for the six months ended June 30, 2023 and 2022.